CONSOLIDATED STATEMENT OF FINANCIAL POSITION - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 23,701,149	$ 23,738,042
Financial assets Investments	29,553,003	16,822,754
Derivative financial assets	2,800,719	1,902,955
Financial assets investments and derivative financial instruments	32,353,722	18,725,709
Loans and advances to customers	191,409,730	182,282,743
Allowance for loans, advances and lease losses	(16,616,043)	(10,929,395)
Loans and advances to customers, net	174,793,687	171,353,348
Assets held for sale and inventories, net	509,145	518,749
Investment in associates and joint ventures	2,506,315	2,367,757
Investment properties	2,839,350	1,992,964
Premises and equipment, net	4,302,304	3,827,865
Right of use assets, lease	1,661,015	1,692,116
Goodwill and intangible assets, net	7,507,321	7,233,312
Deferred tax, net	675,295	401,002
Other assets, net	4,719,202	4,237,249
TOTAL ASSETS	255,568,505	236,088,113
LIABILITIES
Deposits by customers	180,820,793	157,205,312
Interbank deposits	762,574	1,363,679
Repurchase agreements and other similar secured borrowing	2,216,163	1,313,737
Derivative financial liabilities	2,381,326	1,860,812
Borrowings from other financial institutions	11,202,126	13,959,343
Debt instruments in issue	19,126,593	19,921,515
Lease liabilities	1,818,358	1,831,585
Preferred shares	584,204	584,204
Current tax	296,404	195,757
Deferred tax, net	1,056,094	1,521,958
Employees benefit plans	823,945	768,947
Other liabilities	6,364,712	6,755,645
TOTAL LIABILITIES	227,453,292	207,282,494
EQUITY
Share capital	480,914	480,914
Additional paid-in-capital	4,857,454	4,857,454
Appropriated reserves	13,830,604	10,413,092
Retained earnings	3,911,249	4,695,010
Net income attributable to equity holders of the Parent Company	275,994	3,117,351
Accumulated other comprehensive income, net of tax	3,189,014	3,320,098
STOCKHOLDERS' EQUITY ATTRIBUTABLE TO THE OWNERS OF THE PARENT COMPANY	26,545,229	26,883,919
Non-controlling interest	1,569,984	1,921,700
TOTAL EQUITY	28,115,213	28,805,619
TOTAL LIABILITIES AND EQUITY	$ 255,568,505	$ 236,088,113